PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS - Sponsored Plans by Type (Details) R$ in Thousands	12 Months Ended
	Dec. 31, 2020 BRL (R$) installment	Dec. 31, 2019 BRL (R$)
PBS Assisted Plan (PBS-A)
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Company's participation in distribution of reserves	R$ 215,328
Number of monthly payments for distribution of reserves | installment	36
VISAO Plans
PENSION PLANS AND OTHER POST-EMPLOYMENT BENEFITS
Contributions made by the Company and its subsidiaries	R$ 40,983	R$ 27,963